STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Members' Capital
Members' Capital		$ 886,903,211
Members' Capital (in Units)		588,474,702
Net Income (Loss)		$ 29,705,382	$ (17,952,659)	$ (19,762,573)
Members' Capital		$ 673,382,372	$ 886,903,211
Members' Capital (in Units)		421,581,510	588,474,702
Class A
Increase (Decrease) in Members' Capital
Members' Capital	[1]	$ 115,326,344	$ 120,342,696	$ 124,393,069
Members' Capital (in Units)	[2]	61,945,513	63,179,258	64,145,923
Subscriptions	[1]	$ 222,251,897	$ 11,889,480	$ 12,542,897
Subscriptions (in Units)	[2]	118,819,477	6,226,588	6,490,741
Redemptions	[1]	$ (44,807,596)	$ (14,304,177)	$ (14,399,107)
Redemptions (in Units)	[2]	(24,093,627)	(7,460,333)	(7,457,406)
Net Income (Loss)	[1]	$ 11,761,792	$ (2,601,655)	$ (2,194,163)
Members' Capital	[1]	$ 304,532,437	$ 115,326,344	$ 120,342,696
Members' Capital (in Units)	[2]	156,671,363	61,945,513	63,179,258
Class C
Increase (Decrease) in Members' Capital
Members' Capital	[3]	$ 384,498,441	$ 465,517,528	$ 466,870,415
Members' Capital (in Units)	[4]	232,428,092	272,305,731	265,575,955
Subscriptions	[3]	$ 707,990	$ 15,202,099	$ 56,287,038
Subscriptions (in Units)	[4]	430,907	8,791,261	32,081,556
Redemptions	[3]	$ (350,755,663)	$ (82,790,210)	$ (43,982,373)
Redemptions (in Units)	[4]	(213,255,325)	(48,668,900)	(25,351,780)
Net Income (Loss)	[3]	$ (931,349)	$ (13,430,976)	$ (13,657,552)
Members' Capital	[3]	$ 33,519,419	$ 384,498,441	$ 465,517,528
Members' Capital (in Units)	[4]	19,603,674	232,428,092	272,305,731
Class D
Increase (Decrease) in Members' Capital
Members' Capital		$ 75,339,626	$ 75,664,376	$ 73,228,701
Members' Capital (in Units)		36,734,074	36,603,739	35,322,377
Subscriptions		$ 1,060,000	$ 15,940,000	$ 9,359,478
Subscriptions (in Units)		513,283	7,508,251	4,568,436
Redemptions		$ (30,393,636)	$ (15,611,716)	$ (6,751,500)
Redemptions (in Units)		(14,795,801)	(7,377,916)	(3,287,074)
Net Income (Loss)		$ 2,674,105	$ (653,034)	$ (172,303)
Members' Capital		$ 48,680,095	$ 75,339,626	$ 75,664,376
Members' Capital (in Units)		22,451,556	36,734,074	36,603,739
Class I
Increase (Decrease) in Members' Capital
Members' Capital		$ 54,423,920	$ 58,240,855	$ 62,368,274
Members' Capital (in Units)		28,092,830	29,501,569	31,155,649
Subscriptions		$ 4,523,000	$ 9,559,867	$ 10,110,607
Subscriptions (in Units)		2,380,829	4,815,217	5,075,955
Redemptions		$ (17,154,705)	$ (12,514,825)	$ (13,235,884)
Redemptions (in Units)		(8,892,196)	(6,223,956)	(6,730,035)
Net Income (Loss)		$ 2,034,011	$ (861,977)	$ (1,002,142)
Members' Capital		$ 43,826,226	$ 54,423,920	$ 58,240,855
Members' Capital (in Units)		21,581,463	28,092,830	29,501,569
Class DS
Increase (Decrease) in Members' Capital
Members' Capital	[5]			$ 43,919,926
Members' Capital (in Units)	[5]			21,211,500
Subscriptions	[5]			$ 463,567
Subscriptions (in Units)	[5]			217,903
Redemptions	[5]			$ (44,791,393)
Redemptions (in Units)	[5]			(21,429,403)
Net Income (Loss)	[5]			$ 407,900
Class DT
Increase (Decrease) in Members' Capital
Members' Capital	[6]			$ 11,818,184
Members' Capital (in Units)	[6]			5,341,053
Subscriptions	[6]			$ 2,598,982
Subscriptions (in Units)	[6]			1,209,341
Redemptions	[6]			$ (14,558,268)
Redemptions (in Units)	[6]			(6,550,394)
Net Income (Loss)	[6]			$ 141,102
Class M
Increase (Decrease) in Members' Capital
Members' Capital		$ 125,421,076	$ 118,530,695	$ 107,401,709
Members' Capital (in Units)		108,834,546	102,050,874	92,200,321
Subscriptions		$ 25,843,125	$ 25,351,701	$ 29,700,143
Subscriptions (in Units)		22,237,880	21,450,108	25,501,233
Redemptions		$ (37,063,449)	$ (17,445,595)	$ (17,851,819)
Redemptions (in Units)		(32,094,824)	(14,666,436)	(15,650,680)
Net Income (Loss)		$ 6,685,613	$ (1,015,725)	$ (719,338)
Members' Capital		$ 120,886,365	$ 125,421,076	$ 118,530,695
Members' Capital (in Units)		98,977,602	108,834,546	102,050,874
Class F
Increase (Decrease) in Members' Capital
Members' Capital		$ 53,645,210	$ 53,536,345	$ 53,188,258
Members' Capital (in Units)		46,520,691	46,520,691	46,520,691
Net Income (Loss)		$ 3,599,691	$ 108,865	$ 348,087
Members' Capital		$ 57,244,901	$ 53,645,210	$ 53,536,345
Members' Capital (in Units)		46,520,691	46,520,691	46,520,691
Class F1
Increase (Decrease) in Members' Capital
Members' Capital		$ 38,222,098	$ 38,144,532	$ 37,896,521
Members' Capital (in Units)		32,348,368	32,348,368	32,348,368
Net Income (Loss)		$ 2,564,772	$ 77,566	$ 248,011
Members' Capital		$ 40,786,870	$ 38,222,098	$ 38,144,532
Members' Capital (in Units)		32,348,368	32,348,368	32,348,368
Class DI
Increase (Decrease) in Members' Capital
Members' Capital	[7]	$ 40,026,496	$ 94,166,071
Members' Capital (in Units)	[7]	41,570,588	97,034,119
Subscriptions	[7]	$ 1,705,867		$ 108,299,930
Subscriptions (in Units)	[7]	1,772,674		108,353,925
Redemptions	[7]	$ (19,143,051)	$ (54,563,852)	$ (10,971,684)
Redemptions (in Units)	[7]	(19,916,469)	(55,463,531)	(11,319,806)
Net Income (Loss)	[7]	$ 1,316,747	$ 424,277	$ (3,162,175)
Members' Capital	[7]	$ 23,906,059	$ 40,026,496	$ 94,166,071
Members' Capital (in Units)	[7]	23,426,793	41,570,588	97,034,119
Total Members' Capital
Increase (Decrease) in Members' Capital
Members' Capital		$ 886,903,211	$ 1,024,143,098	$ 981,085,057
Members' Capital (in Units)		588,474,702	679,544,349	593,821,837
Subscriptions		$ 256,091,879	$ 77,943,147	$ 229,362,642
Subscriptions (in Units)		146,155,050	48,791,425	183,499,090
Redemptions		$ (499,318,100)	$ (197,230,375)	$ (166,542,028)
Redemptions (in Units)		(313,048,242)	(139,861,072)	(97,776,578)
Net Income (Loss)		$ 29,705,382	$ (17,952,659)	$ (19,762,573)
Members' Capital		$ 673,382,372	$ 886,903,211	$ 1,024,143,098
Members' Capital (in Units)		421,581,510	588,474,702	679,544,349

[1]	Subscription includes conversion in the amount of $218,797,150 which was converted from Class C in 2017.
[2]	Subscription units include conversion in of 116,947,226 units which were converted from Class C in 2017.
[3]	Redemption includes conversion out in the amount of $218,797,150 which was converted to Class A in 2017.
[4]	Redemption units include conversion out of 132,719,080 units which were converted to Class A in 2017.
[5]	Units fully redeemed as of April 30, 2015.
[6]	Units fully redeemed as of December 31, 2015.
[7]	Units issued on February 1, 2015.